Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid expenses and other current assets [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Prepaid advertising & marketing	$1,776	$-
Prepaid slotting fees	425	-
Prepaid insurance	164	15
Deposits	115	-
Prepaid state registration fees	81	-
Other	80	254
Total prepaid expenses and other current assets	$2,641	$269